TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Details) - USD ($) $ / shares in Units, $ in Thousands												3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 27, 2024	Mar. 27, 2024	Aug. 19, 2023	Aug. 18, 2023	Jun. 14, 2023	Feb. 19, 2023	Feb. 09, 2023	Feb. 08, 2023	Dec. 31, 2022	Aug. 09, 2021	Dec. 16, 2020	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	May 30, 2023	Jan. 14, 2022
Transactions and Balances with Related Parties [Line Items]
Aggregate amount												$ 412		$ 412	$ 412	$ 2,264
Exercise price (in Dollars per share)															$ 60.783		$ 24.769	$ 60.783
MORINGA ACQUISITION CORP [Member]
Transactions and Balances with Related Parties [Line Items]
Aggregate amount	$ 250	$ 180
Aggregate principal amount													$ 1,500		$ 1,500
Exercise price (in Dollars per share)													$ 0.01		$ 0.01
Sponsor pay													$ 5,500
Installments amount													$ 77
MORINGA ACQUISITION CORP [Member] | Private Warrants [Member]
Transactions and Balances with Related Parties [Line Items]
Conversion price (in Dollars per share)													$ 1
Exercise price (in Dollars per share)													$ 11.5
MORINGA ACQUISITION CORP [Member] | Second Promissory Note [Member]
Transactions and Balances with Related Parties [Line Items]
Promissory Note										$ 1,000
MORINGA ACQUISITION CORP [Member] | Third and Fourth Promissory Notes [Member]
Transactions and Balances with Related Parties [Line Items]
Aggregate amount									$ 190
Promissory Note									$ 190							$ 190
MORINGA ACQUISITION CORP [Member] | Fifth Promissory Note [Member]
Transactions and Balances with Related Parties [Line Items]
Promissory Note								$ 310
MORINGA ACQUISITION CORP [Member] | Sixth Promissory Note [Member]
Transactions and Balances with Related Parties [Line Items]
Aggregate amount							$ 480
Sponsor pay						$ 80
Promissory Note						$ 80	$ 480
MORINGA ACQUISITION CORP [Member] | Seventh Promissory Note [Member]
Transactions and Balances with Related Parties [Line Items]
Aggregate amount					$ 1,000
Promissory Note					1,000
Withdrawn amount					$ 210										$ 586
MORINGA ACQUISITION CORP [Member] | Eighth Promissory Note [Member]
Transactions and Balances with Related Parties [Line Items]
Aggregate amount				$ 154
Sponsor pay			$ 13
Promissory Note				$ 154
MORINGA ACQUISITION CORP [Member] | Sponsor [Member] | Second Promissory Note [Member]
Transactions and Balances with Related Parties [Line Items]
Aggregate amount										$ 1,000
MORINGA ACQUISITION CORP [Member] | Sponsor [Member] | Fifth Promissory Note [Member]
Transactions and Balances with Related Parties [Line Items]
Aggregate amount								$ 310
MORINGA ACQUISITION CORP [Member] | Administrative Services Agreement [Member] | Sponsor [Member]
Transactions and Balances with Related Parties [Line Items]
Office space, utilities and other administrative expenses											$ 10
MORINGA ACQUISITION CORP [Member] | Administrative Services Agreement [Member]
Transactions and Balances with Related Parties [Line Items]
Monthly office space expenses											$ 10
MORINGA ACQUISITION CORP [Member] | Private Warrants [Member]
Transactions and Balances with Related Parties [Line Items]
Exercise price (in Dollars per share)															$ 11.5
Class A Ordinary Share [Member] | MORINGA ACQUISITION CORP [Member]
Transactions and Balances with Related Parties [Line Items]
Conversion price (in Dollars per share)															1
Exercise price (in Dollars per share)															$ 11.5